Commitments and Contingencies - Future Minimum Lease Commitments Under Non-Cancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 51.9
2016	39.7
2017	30.8
2018	19.3
2019	15.3
Thereafter	19.1
Total	176.1
Minimum lease payments
Operating Leased Assets [Line Items]
2015	52.4
2016	40.1
2017	31.2
2018	19.7
2019	15.7
Thereafter	19.1
Total	178.2
Minimum sublease rentals
Operating Leased Assets [Line Items]
2015	(0.5)
2016	(0.4)
2017	(0.4)
2018	(0.4)
2019	(0.4)
Thereafter	0
Total	$ (2.1)